UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22376

PIMCO Equity Series VIT

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Equity Series VIT

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a) The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

●	PIMCO StocksPLUS® Global Portfolio Advisor Class
●	PIMCO StocksPLUS® Global Portfolio Institutional Class

(b) Not applicable to the Registrant.

Advisor Class

PIMCO StocksPLUS® Global Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Global Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$47	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$188,822
# of Portfolio Holdings	448
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$276
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	64.9%
Cayman Islands	6.8%
United Kingdom	5.0%
Canada	2.8%
Brazil	2.2%
Germany	1.3%
Ireland	1.3%
Israel	1.3%
France	1.0%
Other Countries	6.3%
Short-Term Instruments	9.1%
Affiliated Investments	2.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(4.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO StocksPLUS® Global Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PSVT1969TSRSAR_063026

Institutional Class

PIMCO StocksPLUS® Global Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Global Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$188,822
# of Portfolio Holdings	448
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$276
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	64.9%
Cayman Islands	6.8%
United Kingdom	5.0%
Canada	2.8%
Brazil	2.2%
Germany	1.3%
Ireland	1.3%
Israel	1.3%
France	1.0%
Other Countries	6.3%
Short-Term Instruments	9.1%
Affiliated Investments	2.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(4.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO StocksPLUS® Global Portfolio

Semi-Annual Shareholder Report |

June 30, 2026

PSVT1967TSRSAR_063026

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The following is a copy of the report(s) of the Portfolio’s Financial Statements and Financial Highlights.

●	PIMCO StocksPLUS® Global Portfolio

(b)	Not applicable to the Registrant.

PIMCO EQUITY SERIES VIT®

Semiannual Financial and Other Information

June 30, 2026

PIMCO StocksPLUS® Global Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series VIT (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO StocksPLUS® Global Portfolio

PIMCO Equity Series VIT (the “Trust”) is an open-end management investment company that includes the PIMCO StocksPLUS® Global Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in both fixed income instruments and equity securities. We believe that such a portfolio has an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all equity securities. Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk.

It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

2	PIMCO EQUITY SERIES VIT

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs.

The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO StocksPLUS® Global Portfolio	04/14/10	04/14/10	—	04/14/10	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the PIMCO StocksPLUS® Global Portfolio	(Cont.)

service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO EQUITY SERIES VIT

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights	PIMCO StocksPLUS® Global Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2026 - 06/30/2026+	$9.20	$0.18	$0.73	$0.91	$(0.10)	$(1.42)	$(1.52)

12/31/2025	7.73	0.34	1.52	1.86	(0.39)	0.00	(0.39)

12/31/2024	7.17	0.31	0.65	0.96	(0.40)	0.00	(0.40)

12/31/2023	6.00	0.26	1.11	1.37	(0.20)	0.00	(0.20)

12/31/2022	9.73	0.09	(1.84)	(1.75)	(0.09)	(1.89)	(1.98)

12/31/2021	9.01	0.00	1.70	1.70	(0.02)	(0.96)	(0.98)
Advisor Class

01/01/2026 - 06/30/2026+	8.93	0.16	0.71	0.87	(0.09)	(1.42)	(1.51)

12/31/2025	7.52	0.31	1.47	1.78	(0.37)	0.00	(0.37)

12/31/2024	6.98	0.29	0.64	0.93	(0.39)	0.00	(0.39)

12/31/2023	5.84	0.23	1.09	1.32	(0.18)	0.00	(0.18)

12/31/2022	9.54	0.07	(1.80)	(1.73)	(0.08)	(1.89)	(1.97)

12/31/2021	8.85	(0.02)	1.68	1.66	(0.01)	(0.96)	(0.97)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO EQUITY SERIES VIT	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.59	10.15%	$37,294	0.66	%*	0.72	%*	0.62	%*	0.68	%*	3.82	%*	90%

9.20	24.66	36,581	0.68		0.73		0.61		0.66		4.00		225

7.73	13.56	32,247	0.62		0.66		0.61		0.65		4.07		107

7.17	23.02	32,119	0.66		0.71		0.61		0.66		3.90		127

6.00	(18.52)	28,321	0.62		0.66		0.61		0.65		1.21		30

9.73	19.51	40,250	0.62		0.65		0.62		0.65		(0.01)		111

8.29	9.99	151,528	0.91	*	0.97	*	0.87	*	0.93	*	3.57	*	90

8.93	24.25	150,464	0.93		0.98		0.86		0.91		3.75		225

7.52	13.37	145,370	0.87		0.91		0.86		0.90		3.82		107

6.98	22.84	153,294	0.91		0.96		0.86		0.91		3.64		127

5.84	(18.79)	146,952	0.87		0.91		0.86		0.90		0.96		30

9.54	19.33	208,582	0.87		0.90		0.87		0.90		(0.26)		111

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Statements of Assets and Liabilities	PIMCO StocksPLUS® Global Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$192,683
Investments in Affiliates	4,303
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,109
Over the counter	1,042
Cash	819
Deposits with counterparty	7,573
Foreign currency, at value	598
Receivable for investments sold	48
Receivable for TBA investments sold	15,075
Interest and/or dividends receivable	945
Dividends receivable from Affiliates	22
Reimbursement receivable from PIMCO	27
Total Assets	224,244

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$17,275
Financial Derivative Instruments
Exchange-traded or centrally cleared	147
Over the counter	946
Payable for investments purchased	898
Payable for investments in Affiliates purchased	21
Payable for TBA investments purchased	15,063
Deposits from counterparty	901
Payable for Portfolio shares redeemed	45
Accrued investment advisory fees	46
Accrued supervisory and administrative fees	47
Accrued distribution fees	31
Foreign capital gains tax payable	2
Total Liabilities	35,422

Commitments and Contingent Liabilities^

Net Assets	$188,822

Net Assets Consist of:

Paid in capital	$170,655
Distributable earnings (accumulated loss)	18,167

Net Assets	$188,822

Net Assets:

Institutional Class	$37,294
Advisor Class	151,528

Shares Issued and Outstanding:

Institutional Class	4,344
Advisor Class	18,288

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.59
Advisor Class	8.29

Cost of investments in securities	$192,580
Cost of investments in Affiliates	$4,276
Cost of foreign currency held	$598
Cost or premiums of financial derivative instruments, net	$427

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO EQUITY SERIES VIT	See Accompanying Notes

Statements of Operations	PIMCO StocksPLUS® Global Portfolio

Six Months Ended June 30, 2026 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$4,010
Dividends	9
Dividends from Investments in Affiliates	105
Total Income	4,124

Expenses:

Investment advisory fees	276
Supervisory and administrative fees	285
Distribution and/or servicing fees - Advisor Class	185
Trustee fees	57
Interest expense	38
Miscellaneous expense	8
Total Expenses	849
Waiver and/or Reimbursement by PIMCO	(57)
Net Expenses	792

Net Investment Income (Loss)	3,332

Net Realized Gain (Loss):

Investments in securities	(573)
Exchange-traded or centrally cleared financial derivative instruments	14,983
Over the counter financial derivative instruments	592
Foreign currency	(6)

Net Realized Gain (Loss)	14,996

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(705)
Investments in Affiliates	14
Exchange-traded or centrally cleared financial derivative instruments	(483)
Over the counter financial derivative instruments	575
Foreign currency assets and liabilities	(9)

Net Change in Unrealized Appreciation (Depreciation)	(608)

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,720

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Statements of Changes in Net Assets	PIMCO StocksPLUS® Global Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$3,332	$6,904
Net realized gain (loss)	14,996	28,452
Net change in unrealized appreciation (depreciation)	(608)	4,095

Net Increase (Decrease) in Net Assets Resulting from Operations	17,720	39,451

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(5,691)	(1,587)
Advisor Class	(23,594)	(6,663)

Total Distributions(a)	(29,285)	(8,250)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	13,342	(21,773)

Total Increase (Decrease) in Net Assets	1,777	9,428

Net Assets:

Beginning of period	187,045	177,617
End of period	$188,822	$187,045

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO EQUITY SERIES VIT	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® Global Portfolio	June 30, 2026	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.0%

ASSET-BACKED SECURITIES 17.6%

CANADA 0.1%

Ford Auto Securitization Trust II Asset-Backed Notes
3.455% due 08/15/2030	CAD	200	$141

Total Canada			141

CAYMAN ISLANDS 6.3%

37 Capital CLO 4 Ltd.
4.763% due 04/15/2035 •		$400	400

Anchorage Capital CLO 20 Ltd.
4.775% due 01/20/2035 •		600	601

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		317	312

ARES LXV CLO Ltd.
4.787% due 07/25/2034 •		900	900

ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •		800	801

Atlantic Avenue Ltd.
4.935% due 01/20/2035 •		800	801

Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •		872	873

Canyon CLO Ltd.
4.773% due 10/15/2034 •		500	501

Fortress Credit BSL VII Ltd.
4.756% due 07/23/2032 •		53	53

Galaxy XXII CLO Ltd.
4.700% due 04/16/2034 •		300	300

ICG U.S. CLO Ltd.
4.670% due 01/16/2033 •		164	164

KKR CLO 42 Ltd.
4.825% due 07/20/2034 •		900	901

LCM 30 Ltd.
5.017% due 04/20/2031 •		34	34

Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •		800	800

Neuberger Berman Loan Advisers CLO 45 Ltd.
4.729% due 10/14/2036 •		900	900

Northwoods Capital 25 Ltd.
4.795% due 07/20/2034 •		900	901

Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •		500	500

Palmer Square Loan Funding Ltd.
4.493% due 01/15/2033 •		827	827

Rockford Tower CLO Ltd.
4.805% due 07/20/2034 •		500	501

Symphony CLO XXIV Ltd.
4.796% due 10/23/2035 •		200	200

Venture 36 CLO Ltd.
5.067% due 04/20/2032 •		69	69

Venture 44 CLO Ltd.
4.815% due 10/20/2034 •		500	501

Total Cayman Islands			11,840

IRELAND 1.2%

Bosphorus CLO IX DAC
3.614% due 04/15/2038 •	EUR	500	572

Carlyle Euro CLO DAC
3.493% due 08/15/2038 •		500	573

Hayfin Emerald CLO XIV DAC
3.404% due 01/22/2039 •		500	572

Penta CLO 9 DAC
3.015% due 07/25/2036 •		500	572

Total Ireland			2,289

ITALY 0.0%

Golden Bar Securitisation SRL
3.136% due 12/20/2044 •		82	94

Total Italy			94

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 0.1%

Oscar U.S. Funding XIV LLC
2.820% due 04/10/2029	$190	$189

Total Japan		189

JERSEY, CHANNEL ISLANDS 0.3%

Elmwood CLO 15 Ltd.
4.814% due 04/22/2035 •	600	600

Total Jersey, Channel Islands		600

UNITED STATES 9.6%

ACHV ABS Trust
5.070% due 10/27/2031	61	61

CarMax Auto Owner Trust
4.043% due 08/15/2029 •	900	901

Carvana Auto Receivables Trust
4.100% due 06/11/2029	300	299
4.530% due 01/10/2029	298	298

Citizens Auto Receivables Trust
5.110% due 04/17/2028	36	36
5.840% due 01/18/2028	53	53

College Avenue Student Loans LLC
4.499% due 06/25/2052 •	668	663

Countrywide Asset-Backed Certificates Trust
4.043% due 12/25/2046 •	567	530
4.243% due 10/25/2046 •	290	286

CPS Auto Receivables Trust
4.710% due 03/15/2029	190	190
4.710% due 12/17/2029	500	500

Exeter Select Automobile Receivables Trust
4.540% due 06/15/2029	533	534

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	102	103

GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028	76	77
4.850% due 12/18/2028	149	150

GreenSky Home Improvement Issuer Trust
4.930% due 06/25/2060	137	137

JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~	365	361

Lendbuzz Securitization Trust
7.090% due 10/16/2028	194	196

Mariner Finance Issuance Trust
1.860% due 03/20/2036	482	476

Morgan Stanley Home Equity Loan Trust
4.273% due 02/25/2036 •	555	524

Navient Education Loan Trust
5.020% due 07/15/2055	530	532

Navient Private Education Loan Trust
5.190% due 07/16/2040 •	68	68

Navient Private Education Refi Loan Trust
0.940% due 07/15/2069	285	260

Navient Refinance Loan Trust
4.800% due 10/15/2055	726	723

Navient Student Loan Trust
4.720% due 12/15/2059 •	105	105

Nelnet Student Loan Trust
4.610% due 02/21/2061	361	355
4.840% due 05/17/2055	1,073	1,066
4.909% due 02/21/2061 •	90	90

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.393% due 02/25/2036 •	71	65

OneMain Financial Issuance Trust
1.750% due 09/14/2035	216	213

Pagaya AI Debt Grantor Trust
5.065% due 03/15/2032	75	75
5.092% due 07/15/2032	121	121
5.108% due 03/15/2033	566	566
6.278% due 10/15/2031	73	73

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.933% due 03/25/2035 •	$106	$100
5.488% due 02/25/2035 •	691	648

Reach ABS Trust
4.930% due 08/18/2032	275	275
5.120% due 08/18/2032	500	499

SCCU Auto Receivables Trust
4.570% due 01/15/2031	600	600
4.670% due 11/15/2028	258	258
5.700% due 10/16/2028	137	138

SLM Private Credit Student Loan Trust
4.256% due 06/15/2039 •	538	531

SMB Private Education Loan Trust
1.290% due 07/15/2053	115	110
1.310% due 07/17/2051	184	174
1.340% due 03/17/2053	320	302
4.460% due 01/15/2037 •	76	76
4.540% due 01/15/2053 •	224	222
4.693% due 12/15/2053 •	577	578
4.943% due 10/16/2056 •	658	664
5.043% due 02/16/2055 •	475	476
5.060% due 03/16/2054	751	751

SoFi Professional Loan Program LLC
2.540% due 05/15/2046	219	212

Stellantis Financial Underwritten Enhanced Lease Trust
4.270% due 01/22/2029	400	400

World Omni Auto Receivables Trust
5.610% due 02/15/2028	28	28

World Omni Select Auto Trust
4.980% due 02/15/2030	316	317

Total United States		18,046

Total Asset-Backed Securities (Cost $33,325)		33,199

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

UNITED STATES 0.4%

Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~	687	688

Total Loan Participations and Assignments (Cost $685)		688

	SHARES
COMMON STOCKS 18.6%

UNITED STATES 18.6%

COMMUNICATION SERVICES 9.9%

Alphabet, Inc. Class A	26,368	9,423

Alphabet, Inc. Class C	26,368	9,317

		18,740

INFORMATION TECHNOLOGY 8.7%

Apple, Inc.	28,548	8,260

NVIDIA Corp.	40,642	8,132

		16,392

Total Common Stocks (Cost $34,853)		35,132

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 31.0%

AUSTRALIA 0.1%

UTILITIES 0.1%

SGSP Australia Assets Pty. Ltd.
3.500% due 07/07/2027	$200	198

Total Australia		198

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Schedule of Investments	PIMCO StocksPLUS® Global Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 2.7%

BANKING & FINANCE 1.6%

Canadian Imperial Bank of Commerce
4.428% (SOFRINDX + 0.800%) due 01/29/2030 ~		$600	$600
4.243% due 09/08/2028 •		600	598

National Bank of Canada
4.402% due 01/20/2029 •		1,500	1,504

Toronto-Dominion Bank
4.210% due 06/01/2027	CAD	400	285

			2,987

INDUSTRIALS 0.8%

Canadian Natural Resources Ltd.
3.850% due 06/01/2027		$900	895

Rogers Communications, Inc.
3.650% due 03/31/2027	CAD	900	637

			1,532

UTILITIES 0.3%

Fortis, Inc.
3.055% due 10/04/2026		$500	498

Total Canada			5,017

CAYMAN ISLANDS 0.5%

BANKING & FINANCE 0.5%

Avolon Holdings Funding Ltd.
6.375% due 05/04/2028		400	410

Emaar Sukuk Ltd.
3.635% due 09/15/2026		300	300

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		200	201

			911

Total Cayman Islands			911

FRANCE 1.0%

BANKING & FINANCE 1.0%

Banque Federative du Credit Mutuel SA
4.623% (SOFRRATE + 0.990%) due 10/16/2028 ~		300	302

BNP Paribas SA
2.591% due 01/20/2028 •		300	297

BPCE SA
3.500% due 10/23/2027		400	395

Credit Agricole SA
4.848% (SOFRRATE + 1.210%) due 09/11/2028 ~		300	302

Societe Generale SA
2.797% due 01/19/2028 •		700	693

			1,989

Total France			1,989

GERMANY 1.3%

BANKING & FINANCE 1.3%

Deutsche Bank AG
4.842% (SOFRRATE + 1.210%) due 01/10/2029 ~		700	704
2.552% due 01/07/2028 •		700	693
2.311% due 11/16/2027 •		1,100	1,091

			2,488

Total Germany			2,488

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.1%

BANKING & FINANCE 0.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$200	$199

Total Ireland		199

ISRAEL 1.0%

BANKING & FINANCE 0.5%

Bank Hapoalim BM
4.722% due 07/14/2029	200	198

Mizrahi Tefahot Bank Ltd.
5.049% due 01/28/2031	700	694

		892

UTILITIES 0.5%

Israel Electric Corp. Ltd.
7.750% due 12/15/2027	900	936

Total Israel		1,828

JAPAN 0.8%

BANKING & FINANCE 0.4%

Nomura Holdings, Inc.
4.886% (SOFRRATE + 1.250%) due 07/02/2027 ~	300	303

Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •	200	198
5.316% due 07/09/2029	200	203

		704

INDUSTRIALS 0.4%

NTT Finance Corp.
4.943% (SOFRRATE + 1.310%) due 07/16/2030 ~	600	611

Renesas Electronics Corp.
2.170% due 11/25/2026	200	198

		809

Total Japan		1,513

LIBERIA 0.7%

INDUSTRIALS 0.7%

Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	1,000	1,002
5.500% due 04/01/2028	300	303

		1,305

Total Liberia		1,305

NETHERLANDS 0.8%

BANKING & FINANCE 0.8%

ING Groep NV
4.647% (SOFRINDX + 1.010%) due 03/25/2029 ~(e)	1,500	1,510

Total Netherlands		1,510

SPAIN 0.3%

BANKING & FINANCE 0.2%

Banco Santander SA
5.552% due 03/14/2028 •	400	403

INDUSTRIALS 0.1%

Telefonica Emisiones SA
4.103% due 03/08/2027	200	199

Total Spain		602

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWITZERLAND 0.9%

BANKING & FINANCE 0.9%

UBS Group AG
3.091% due 05/14/2032 •	$250	$229
4.499% (SOFRRATE + 0.840%) due 04/10/2030 ~(e)	1,500	1,502

		1,731

Total Switzerland		1,731

UNITED KINGDOM 4.2%

BANKING & FINANCE 4.1%

Barclays PLC
4.707% (SOFRRATE + 1.080%) due 11/11/2029 ~	850	856
5.674% due 03/12/2028 •	300	302

HSBC Holdings PLC
2.357% due 08/18/2031 •	300	272
5.887% due 08/14/2027 •	400	401
4.755% due 06/09/2028 •	1,000	1,001

Lloyds Banking Group PLC
4.692% (SOFRINDX + 1.060%) due 11/26/2028 ~(e)	1,700	1,709

Nationwide Building Society
4.918% (SOFRRATE + 1.290%) due 02/16/2028 ~	300	301
4.703% (SOFRRATE + 1.070%) due 07/14/2029 ~	700	703

NatWest Markets PLC
5.022% due 03/21/2030	600	605

Santander U.K. Group Holdings PLC
4.707% (SOFRINDX + 1.070%) due 09/22/2029 ~	300	301
2.469% due 01/11/2028 •	1,400	1,384

		7,835

INDUSTRIALS 0.1%

Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032	200	181

Total United Kingdom		8,016

UNITED STATES 16.6%

BANKING & FINANCE 8.7%

Athene Global Funding
4.637% due 09/18/2028 •(e)	1,500	1,496
5.033% due 07/17/2030	300	297

Bank of America Corp.
5.162% due 01/24/2031 •	200	203

Citigroup, Inc.
4.643% due 05/07/2028 •	600	601

Credit Suisse AG AT1 Claim	200	71

F&G Global Funding
2.300% due 04/11/2027	200	196

Ford Motor Credit Co. LLC
3.815% due 11/02/2027	200	197
5.800% due 03/05/2027	1,500	1,508
4.271% due 01/09/2027	200	199

GA Global Funding Trust
4.400% due 09/23/2027	200	199
2.250% due 01/06/2027	500	494

Goldman Sachs Group, Inc.
5.207% due 01/28/2031 •	100	101
1.948% due 10/21/2027 •	500	496
4.341% (SOFRRATE + 0.710%) due 01/21/2029 ~	200	200
4.937% due 04/23/2028 •(e)	1,500	1,504

Jackson National Life Global Funding
4.588% (SOFRRATE + 0.950%) due 09/12/2028 ~	700	699
5.350% due 01/13/2030	200	201

12	PIMCO EQUITY SERIES VIT	See Accompanying Notes

June 30, 2026	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jefferies Financial Group, Inc.
6.450% due 06/08/2027		$900	$914

JPMorgan Chase & Co.
4.470% (SOFRRATE + 0.840%) due 01/22/2032 ~		500	500
1.470% due 09/22/2027 •		300	298
1.896% due 03/05/2028 •(d)	CAD	200	140

Morgan Stanley
4.654% (SOFRRATE + 1.020%) due 04/13/2028 ~		$1,600	1,605

Sammons Financial Group, Inc.
3.350% due 04/16/2031		200	185

Stellantis Financial Services U.S. Corp.
5.328% (SOFRRATE + 1.690%) due 09/15/2028 ~		300	301
4.950% due 09/15/2028		500	497

Sumisho Air Lease Corp.
3.625% due 04/01/2027		500	496
3.625% due 12/01/2027		600	592

Synchrony Financial
3.700% due 08/04/2026		200	200

VICI Properties LP
4.750% due 04/01/2028		800	800

VICI Properties LP/VICI Note Co., Inc.
5.750% due 02/01/2027		300	301

Wells Fargo & Co.
5.150% due 04/23/2031 •		100	101
4.700% (SOFRRATE + 1.070%) due 04/22/2028 ~		400	402
4.370% (SOFRRATE + 0.740%) due 01/23/2030 ~		500	500

			16,494

INDUSTRIALS 6.5%

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		200	198

Berry Global, Inc.
1.650% due 01/15/2027		200	197

Boeing Co.
2.700% due 02/01/2027		700	692

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		700	694

Cox Communications, Inc.
3.350% due 09/15/2026		600	599

CVS Health Corp.
1.300% due 08/21/2027		200	193

Daimler Truck Finance North America LLC
4.650% due 10/12/2030		700	695

Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026		300	296

General Motors Co.
5.350% due 04/15/2028		200	202

Glencore Funding LLC
5.338% due 04/04/2027		500	503

Global Payments, Inc.
4.500% due 11/15/2028		200	198
2.150% due 01/15/2027		200	197
4.450% due 06/01/2028		800	793

Hyatt Hotels Corp.
5.750% due 01/30/2027		700	704

Hyundai Capital America
4.707% due 09/18/2028 •		100	101
4.986% (SOFRRATE + 1.350%) due 03/27/2030 ~		1,500	1,519
5.250% due 01/08/2027		700	703

Illumina, Inc.
4.650% due 09/09/2026		300	300

Sirius XM Radio LLC
5.000% due 08/01/2027		167	167

Sysco Corp.
5.100% due 09/23/2030		500	505

Uber Technologies, Inc.
4.500% due 08/15/2029		1,000	993

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Viper Energy Partners LLC
4.900% due 08/01/2030		$500	$499

Volkswagen Group of America Finance LLC
4.550% due 09/11/2028		200	199
6.000% due 11/16/2026		1,000	1,006

			12,153

UTILITIES 1.4%

Fells Point Funding Trust
3.046% due 01/31/2027		400	397

FirstEnergy Corp.
3.900% due 07/15/2027		300	298

NextEra Energy Capital Holdings, Inc.
5.050% due 03/15/2030		500	507

Southern California Edison Co.
5.850% due 11/01/2027		100	102
4.700% due 06/01/2027		100	100
4.875% due 02/01/2027		200	200

Vistra Operations Co. LLC
3.700% due 01/30/2027		500	497

Xcel Energy, Inc.
3.350% due 12/01/2026		600	598

			2,699

Total United States			31,346

Total Corporate Bonds & Notes (Cost $58,694)			58,653

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%

AUSTRALIA 0.5%

Mortgage House RMBS Osmium
5.550% due 11/15/2066 •	AUD	685	475
5.600% due 03/15/2056 •		532	370

Total Australia			845

UNITED KINGDOM 0.8%

Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	600	796

Polaris PLC
4.464% due 06/27/2070 •		500	662

Uropa Securities PLC
4.066% due 10/10/2040 •		50	65

Total United Kingdom			1,523

UNITED STATES 2.5%

Angel Oak Mortgage Trust
5.338% due 05/27/2069 þ		$331	331

Chase Home Lending Mortgage Trust
4.878% due 05/25/2055 •		181	181

CLNY Trust
5.108% due 11/15/2038 •		216	214

Countrywide Alternative Loan Trust
4.123% due 04/25/2046 •		166	161

Cross Mortgage Trust
6.093% due 04/25/2069 þ		248	248
6.147% due 07/25/2069 þ		269	270

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ		242	241

GCAT Trust
6.007% due 01/25/2059 þ		222	223

Government National Mortgage Association REMICS
4.379% due 09/20/2075 •		935	944

JP Morgan Chase Commercial Mortgage Securities Trust
5.023% due 02/15/2035 •		469	458

JP Morgan Mortgage Trust
5.591% due 06/25/2065 þ		133	133

MASTR Adjustable Rate Mortgages Trust
5.370% due 11/21/2034 ~		41	40

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OBX Trust
6.520% due 07/25/2063 þ		$385	$386

Oceanview Mortgage Trust
4.580% due 05/25/2055 •		390	390

PMT Loan Trust
4.978% due 08/25/2056 •		443	444

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		148	145

Total United States			4,809

Total Non-Agency Mortgage-Backed Securities (Cost $7,216)			7,177

SOVEREIGN ISSUES 4.3%

BRAZIL 2.2%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (a)	BRL	22,200	4,160

Total Brazil			4,160

CHILE 0.0%

Bonos de la Tesoreria de la Republica en pesos
5.800% due 10/01/2029	CLP	65,000	73

Total Chile			73

COLOMBIA 0.3%

Colombia TES
11.000% due 08/22/2029	COP	1,900,000	539

Total Colombia			539

ISRAEL 0.3%

Israel Government International Bonds
1.500% due 01/18/2027	EUR	500	566

Total Israel			566

LUXEMBOURG 0.6%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$1,050	1,056

Total Luxembourg			1,056

ROMANIA 0.9%

Romania Government International Bonds
5.250% due 11/25/2027		1,800	1,807

Total Romania			1,807

Total Sovereign Issues (Cost $8,215)			8,201

U.S. GOVERNMENT AGENCIES 14.2%

UNITED STATES 14.2%

Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032		261	252
5.500% due 10/01/2052 - 06/01/2053		758	765
6.076% due 09/01/2037 •		81	85

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~		455	441

Federal Home Loan Mortgage Corp. REMICS
4.157% due 07/15/2037 •		8	8
4.204% due 07/15/2040 •		55	54
4.237% due 10/15/2033 •		54	54
4.528% due 09/25/2055 •(e)		1,367	1,377
4.528% due 10/25/2055 - 11/25/2055 •		885	889
4.568% due 11/25/2054 •		579	584
4.578% due 03/25/2055 - 08/25/2055 •		825	831
4.628% due 03/25/2055 •(e)		1,155	1,155
4.650% due 07/25/2056 ~•		1,300	1,302

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Schedule of Investments	PIMCO StocksPLUS® Global Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.728% due 11/25/2054 •	$511	$507
4.778% due 12/25/2054 - 01/25/2055 •	877	885
4.778% due 01/25/2055 •(e)	1,154	1,163
4.828% due 08/25/2055 •(e)	2,210	2,225
5.128% due 07/25/2055 - 06/25/2056 •	1,218	1,231

Federal National Mortgage Association
3.000% due 01/01/2027	10	10
4.300% due 12/01/2029	601	598
4.730% due 05/01/2029	200	201
5.500% due 10/01/2052 - 01/01/2054	64	64

Federal National Mortgage Association REMICS
4.042% due 12/25/2045 •	122	121
4.214% due 09/25/2046 - 11/25/2059 •	649	643
4.528% due 12/25/2053 •(e)	1,044	1,050
4.528% due 08/25/2055 •	991	995
4.628% due 03/25/2055 - 11/25/2055 •	2,123	2,130
4.678% due 01/25/2055 •	204	205
4.678% due 04/25/2056 •(e)	1,174	1,173
4.828% due 12/25/2053 •	296	298
4.908% due 02/25/2055 •	822	830
4.928% due 10/25/2053 •	584	590
4.978% due 11/25/2054 •	605	611

Government National Mortgage Association REMICS
4.559% due 12/20/2055 •	981	984
4.761% due 12/20/2066 •	170	172
4.809% due 06/20/2055 •(e)	2,237	2,272

Total U.S. Government Agencies (Cost $26,608)		26,755

U.S. TREASURY OBLIGATIONS 3.0%

UNITED STATES 3.0%

U.S. Treasury Floating Rate Notes
3.874% due 01/31/2027 •(g)	1,324	1,324

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2031 (i)	$384	$355
1.625% due 04/15/2030 (g)(i)	4,079	4,030

Total U.S. Treasury Obligations (Cost $5,811)		5,709

SHORT-TERM INSTRUMENTS 9.1%

COMMERCIAL PAPER 7.9%

Alimentation Couche-Tard, Inc.
4.010% due 07/14/2026	1,500	1,498

Campbell’s Co.
4.180% due 09/24/2026	2,100	2,079

Entergy Corp.
4.050% due 09/11/2026	1,300	1,289
4.120% due 09/03/2026	600	596

Haleon U.K. Capital PLC
4.100% due 07/10/2026	900	899

HCA, Inc.
4.270% due 08/20/2026	1,300	1,292
4.300% due 09/10/2026	500	496
4.350% due 09/09/2026	900	892

Southern California Edison Co.
4.380% due 07/13/2026	500	499

TELUS Corp.
4.150% due 09/29/2026	1,500	1,483
4.270% due 08/05/2026	600	597
4.280% due 09/24/2026	300	297
4.330% due 09/25/2026	300	297

Triton Container International Ltd./TAL International Container Corp.
4.300% due 07/28/2026	1,000	997
4.370% due 08/31/2026	1,700	1,687

Total Commercial Paper (Cost $14,901)		14,898

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.2%
3.869% due 10/27/2026 (a)(b)	$2,300	$2,271

Total Short-Term Instruments (Cost $17,173)		17,169

Total Investments in Securities (Cost $192,580)		192,683

	SHARES
INVESTMENTS IN AFFILIATES 2.3%

SHORT-TERM INSTRUMENTS 2.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%

PIMCO Short Asset Portfolio	435,447	4,289

PIMCO Short-Term Floating NAV Portfolio III	1,406	14

Total Short-Term Instruments (Cost $4,276)		4,303

Total Investments in Affiliates (Cost $4,276)		4,303

Total Investments 104.3% (Cost $196,856)		$196,986

Financial Derivative Instruments (f)(h) 0.6% (Cost or Premiums, net $427)		1,058

Other Assets and Liabilities, net (4.9)%		(9,222)

Net Assets 100.0%		$188,822

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

(d) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase & Co.	1.896%	03/05/2028	04/10/2026	$143	$140	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	3.870%	06/25/2026	07/09/2026		$(9,890)	$(9,897)
DEU	3.880	06/29/2026	TBD	(2)	(7,377)	(7,378)

Total Reverse Repurchase Agreements						$(17,275)

14	PIMCO EQUITY SERIES VIT	See Accompanying Notes

June 30, 2026	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(9,897)	$0	$(9,897)	$10,414	$517
DEU	0	(7,378)	0	(7,378)	7,721	343

Total Borrowings and Other Financing Transactions	$0	$(17,275)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	0	0	0	(7,378)	(7,378)
U.S. Government Agencies	$0	$(9,897)	$0	$0	$(9,897)

Total Borrowings	$0	$(9,897)	$0	$(7,378)	$(17,275)

Payable for reverse repurchase agreements					$(17,275)

(e)	Securities with an aggregate market value of $18,135 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(414) at a weighted average interest rate of 3.870%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3 Month Euro Euribor Futures	12/2026	63	$17,532	$7	$2	$(4)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	192	39,577	6	0	(23)
CBOT 30 Day Federal Funds Futures	08/2026	67	26,883	1	0	(1)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	301	32,221	73	0	(56)
CME E-mini S&P 500 Index Futures	09/2026	251	94,731	569	602	0
ICE U.S. mini MSCI EAFE Index Futures	09/2026	600	94,359	(541)	324	0
Long Gilt Futures	09/2026	15	1,775	33	3	(9)
SFE 10 Year Australian Bond Futures	09/2026	27	2,053	29	4	(5)
SFE 3 Year Australian Bond Futures	09/2026	139	10,066	53	5	(8)
Three Month SONIA Index Futures	03/2027	54	17,193	(20)	0	(2)

				$210	$940	$(108)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	106	$(11,648)	$(95)	$32	$0
Eurex 2 Year Euro SCHATZ Futures	09/2026	8	(969)	(1)	0	0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	21	(1,675)	(7)	0	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	91	(10,235)	(96)	36	0
Ultra U.S. Treasury Bond Futures	09/2026	7	(813)	(22)	5	0

				$(221)	$73	$0

Total Futures Contracts				$(11)	$1,013	$(108)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Schedule of Investments	PIMCO StocksPLUS® Global Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Southwest Airlines Co.	1.000%	Quarterly	12/20/2026	0.217%	$	100	$0	$0	$1	$0	$0
Tesco PLC	1.000	Quarterly	12/20/2027	0.171	EUR	400	0	6	5	0	0

							$0	$6	$6	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	2,610	$(11)	$(74)	$(85)	$0	$(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026	$	4,200	0	7	7	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.650	Annual	09/11/2027		12,500	20	33	53	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		5,570	(47)	74	27	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,300	4	15	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		700	3	0	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		8,310	429	(149)	280	16	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		9,910	45	176	221	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		3,200	(54)	77	23	7	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		4,950	(3)	(13)	(16)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.734	Annual	05/31/2032		3,400	0	(33)	(33)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.791	Annual	05/31/2032		6,600	0	(44)	(44)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		4,800	(94)	151	57	18	0
Receive	3-Month COP-IBR Compounded-OIS	8.530	Quarterly	08/22/2029	COP	1,800,000	0	29	29	1	0
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	5,400	0	32	32	2	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		2,100	0	(33)	(33)	0	(1)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		3,300	(31)	(24)	(55)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	59,000	0	0	0	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	EUR	500	(18)	9	(9)	0	(1)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		200	2	2	4	0	0
Receive	CAONREPO	3.000	Semi-Annual	05/25/2031	CAD	2,000	0	(11)	(11)	1	0
Receive	CAONREPO	2.750	Semi-Annual	06/17/2031		4,500	26	(13)	13	1	0

							$271	$211	$482	$90	$(39)

Total Swap Agreements							$271	$217	$488	$90	$(39)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,019	$90	$1,109	$0	$(108)	$(39)	$(147)

(g)

Securities with an aggregate market value of $4,804 and cash of $7,573 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $6 for closed futures is outstanding at period end.

16	PIMCO EQUITY SERIES VIT	See Accompanying Notes

June 30, 2026	(Unaudited)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2026		$13	JPY	1,996	$0	$0
	10/2026	BRL	500		$92	0	(3)

BPS	07/2026		17,665		3,389	0	(33)
	07/2026		$3,391	BRL	17,665	64	(33)
	07/2026		266	GBP	198	0	(3)
	07/2026		42	JPY	6,753	0	(1)
	07/2026		10	TWD	325	0	0
	09/2026		7	THB	239	0	0
	10/2026	BRL	12,400		$2,360	32	(22)

BSH	07/2026		$225	JPY	35,786	0	(5)
	09/2026	BRL	9,359		$1,825	38	0
	10/2026		9,300		1,715	0	(48)

CBK	07/2026		$633	AUD	896	0	(13)
	07/2026		123	PLN	451	0	(4)
	09/2026	CLP	882,010		$986	28	0
	09/2026		$680	CLP	590,633	0	(39)

DUB	07/2026		123	PLN	458	0	(2)

FAR	07/2026	GBP	1,313		$1,766	24	0
	07/2026	JPY	198,486		1,227	6	0
	07/2026	PLN	767		210	6	0
	07/2026	SGD	24		18	0	0
	07/2026		$351	PLN	1,291	0	(7)
	08/2026		1,227	JPY	197,966	0	(6)

GLM	07/2026	BRL	2,100		$391	0	(16)
	07/2026		$404	BRL	2,100	3	0
	07/2026		1,172	CAD	1,667	4	0
	08/2026	CAD	1,665		$1,172	0	(4)

JPM	07/2026	AUD	1,082		772	22	0
	07/2026	BRL	12,052		2,311	5	(29)
	07/2026	PLN	1,959		538	17	0
	07/2026		$2,328	BRL	12,052	7	0
	10/2026		1,701		8,944	0	(5)

MBC	07/2026	AUD	255		$182	6	0
	07/2026	KRW	77,944		51	1	0
	07/2026		$168	AUD	243	1	0
	07/2026		68	CHF	53	0	(2)
	07/2026		2,045	EUR	1,776	0	(15)
	07/2026		421	JPY	67,145	0	(8)
	08/2026	AUD	243		$168	0	(1)

SOG	07/2026	CHF	53		66	0	0
	07/2026	EUR	4,382		5,112	105	0
	07/2026		$136	AUD	198	1	0
	07/2026		2,965	EUR	2,606	13	0
	07/2026		547	JPY	86,830	0	(13)
	07/2026		18	SGD	24	0	0
	08/2026	AUD	198		$136	0	0
	08/2026	CAD	31		22	0	0
	08/2026	EUR	2,606		2,969	0	(13)
	08/2026	SGD	24		18	0	0
	08/2026		$66	CHF	53	0	0

SSB	07/2026	CAD	1,714		$1,243	35	0
	07/2026		$11	CAD	15	0	0
	07/2026		1,474	GBP	1,115	5	0
	08/2026	CAD	15		$11	0	0
	08/2026	COP	2,457,339		644	0	(67)
	08/2026	GBP	1,115		1,474	0	(5)

UAG	07/2026		$126	PLN	459	0	(4)
	09/2026		285	CLP	253,669	0	(10)

Total Forward Foreign Currency Contracts						$423	$(411)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Schedule of Investments	PIMCO StocksPLUS® Global Portfolio	(Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	736	$7	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	164	1	0

						$8	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	700	$0	$1

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	18,700	19	85

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	12,600	11	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	47,000	22	79

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	8,400	6	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	14,200	16	0

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	14,900	14	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	15,500	17	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	3,100	3	14

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	31,200	22	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	1,800	2	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	32,700	35	149

							$167	$328

Total Purchased Options							$175	$328

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	736	$(3)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	164	0	0

Total Written Options						$(3)	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.2%	$400	$(16)	$3	$0	$(13)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Pay	Apple, Inc.	28,548	4.560% (SOFR plus a specified spread)	Monthly	07/10/2026	$	8,311	$0	$67	$67	$0
	Pay	NVIDIA Corp.	40,642	4.560% (SOFR plus a specified spread)	Monthly	07/10/2026		8,339	0	224	224	0

RBC	Pay	Google,Inc.	52,736	5.010% (SOFR plus a specified spread)	Maturity	07/24/2026		18,203	0	(522)	0	(522)

									$0	$(231)	$291	$(522)

Total Swap Agreements									$(16)	$(228)	$291	$(535)

18	PIMCO EQUITY SERIES VIT	See Accompanying Notes

June 30, 2026	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$0	$0	$291	$291	$(3)	$0	$0	$(3)	$288	$(870)	$(582)
BPS	96	1	0	97	(92)	0	0	(92)	5	(30)	(25)
BSH	38	0	0	38	(53)	0	0	(53)	(15)	0	(15)
CBK	28	0	0	28	(56)	0	0	(56)	(28)	0	(28)
DUB	0	85	0	85	(2)	0	0	(2)	83	0	83
FAR	36	79	0	115	(13)	0	0	(13)	102	0	102
GLM	7	0	0	7	(20)	0	0	(20)	(13)	0	(13)
JPM	51	0	0	51	(34)	0	0	(34)	17	0	17
MBC	8	0	0	8	(26)	0	0	(26)	(18)	0	(18)
MYC	0	14	0	14	0	0	(13)	(13)	1	0	1
NGF	0	149	0	149	0	0	0	0	149	0	149
RBC	0	0	0	0	0	0	(522)	(522)	(522)	388	(134)
SOG	119	0	0	119	(26)	0	0	(26)	93	0	93
SSB	40	0	0	40	(72)	0	0	(72)	(32)	0	(32)
UAG	0	0	0	0	(14)	0	0	(14)	(14)	0	(14)

Total Over the Counter	$423	$328	$291	$1,042	$(411)	$0	$(535)	$(946)

(i)

Securities with an aggregate market value of $388 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Schedule of Investments	PIMCO StocksPLUS® Global Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$932	$0	$87	$1,019
Swap Agreements	0	0	0	0	90	90

	$0	$0	$932	$0	$177	$1,109

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$423	$0	$423
Purchased Options	0	0	0	0	328	328
Swap Agreements	0	0	291	0	0	291

	$0	$0	$291	$423	$328	$1,042

	$0	$0	$1,223	$423	$505	$2,151

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$108	$108
Swap Agreements	0	0	0	0	39	39

	$0	$0	$0	$0	$147	$147

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$411	$0	$411
Swap Agreements	0	13	522	0	0	535

	$0	$13	$522	$411	$0	$946

	$0	$13	$522	$411	$147	$1,093

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$14,658	$0	$(165)	$14,493
Swap Agreements	0	3	0	0	487	490

	$0	$3	$14,658	$0	$322	$14,983

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(631)	$0	$(631)
Purchased Options	0	0	0	(3)	13	10
Written Options	0	0	0	1	0	1
Swap Agreements	0	70	1,142	0	0	1,212

	$0	$70	$1,142	$(633)	$13	$592

	$0	$73	$15,800	$(633)	$335	$15,575

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(4)	$0	$(433)	$0	$(36)	$(473)
Swap Agreements	0	(2)	0	0	(8)	(10)

	$(4)	$(2)	$(433)	$0	$(44)	$(483)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$191	$0	$191
Purchased Options	0	0	0	(8)	249	241
Written Options	0	0	0	3	0	3
Swap Agreements	0	(34)	174	0	0	140

	$0	$(34)	$174	$186	$249	$575

	$(4)	$(36)	$(259)	$186	$205	$92

20	PIMCO EQUITY SERIES VIT	See Accompanying Notes

June 30, 2026	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Asset-Backed Securities
Canada	$0	$141	$0	$141
Cayman Islands	0	11,840	0	11,840
Ireland	0	2,289	0	2,289
Italy	0	94	0	94
Japan	0	189	0	189
Jersey, Channel Islands	0	600	0	600
United States	0	18,046	0	18,046
Loan Participations and Assignments
United States	0	688	0	688
Common Stocks
United States
Communication Services	18,740	0	0	18,740
Information Technology	16,392	0	0	16,392
Corporate Bonds & Notes
Australia
Utilities	0	198	0	198
Canada
Banking & Finance	0	2,987	0	2,987
Industrials	0	1,532	0	1,532
Utilities	0	498	0	498
Cayman Islands
Banking & Finance	0	911	0	911
France
Banking & Finance	0	1,989	0	1,989
Germany
Banking & Finance	0	2,488	0	2,488
Ireland
Banking & Finance	0	199	0	199
Israel
Banking & Finance	0	892	0	892
Utilities	0	936	0	936
Japan
Banking & Finance	0	704	0	704
Industrials	0	809	0	809
Liberia
Industrials	0	1,305	0	1,305
Netherlands
Banking & Finance	0	1,510	0	1,510
Spain
Banking & Finance	0	403	0	403
Industrials	0	199	0	199
Switzerland
Banking & Finance	0	1,731	0	1,731
United Kingdom
Banking & Finance	0	7,835	0	7,835
Industrials	0	181	0	181

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
United States
Banking & Finance	$0	$16,494	$0	$16,494
Industrials	0	12,153	0	12,153
Utilities	0	2,699	0	2,699
Non-Agency Mortgage-Backed Securities
Australia	0	845	0	845
United Kingdom	0	1,523	0	1,523
United States	0	4,809	0	4,809
Sovereign Issues
Brazil	0	4,160	0	4,160
Chile	0	73	0	73
Colombia	0	539	0	539
Israel	0	566	0	566
Luxembourg	0	1,056	0	1,056
Romania	0	1,807	0	1,807
U.S. Government Agencies
United States	0	26,755	0	26,755
U.S. Treasury Obligations
United States	0	5,709	0	5,709
Short-Term Instruments
Commercial Paper	0	14,898	0	14,898
U.S. Treasury Bills	0	2,271	0	2,271

	$35,132	$157,551	$0	$192,683

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,303	$0	$0	$4,303

Total Investments	$39,435	$157,551	$0	$196,986

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	940	163	0	1,103
Over the counter	0	1,042	0	1,042

	$940	$1,205	$0	$2,145

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(28)	(119)	0	(147)
Over the counter	0	(946)	0	(946)

	$(28)	$(1,065)	$0	$(1,093)

Total Financial Derivative Instruments	$912	$140	$0	$1,052

Totals	$40,347	$157,691	$0	$198,038

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Notes to Financial Statements

1. ORGANIZATION

PIMCO Equity Series VIT® (the “Trust”) is a Delaware statutory trust established under a trust instrument dated March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class and Advisor Class shares of the PIMCO StocksPLUS® Global Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Distributions received from investments such as real estate investment trust securities may include a return of capital invested. Such distributions reduce the cost basis of the respective securities. Return of capital distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing

22	PIMCO EQUITY SERIES VIT

June 30, 2026	(Unaudited)

off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Notes to Financial Statements	(Cont.)

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those

24	PIMCO EQUITY SERIES VIT

June 30, 2026	(Unaudited)

securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the

NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

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Notes to Financial Statements	(Cont.)

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close).

26	PIMCO EQUITY SERIES VIT

June 30, 2026	(Unaudited)

Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,186	$89	$0	$0	$14	$4,289	$90	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$13,214	$(13,200)	$0	$0	$14	$15	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases,

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June 30, 2026	(Unaudited)

computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2026, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers.

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Notes to Financial Statements	(Cont.)

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government-sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreedupon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each portfolio’s investment policies and restrictions. Each portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are

30	PIMCO EQUITY SERIES VIT

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marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these

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Notes to Financial Statements	(Cont.)

agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced

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obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against

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Notes to Financial Statements	(Cont.)

interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Acquired Fund Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Interest Rate Risk is the risk that fixed income securities and dividend-paying equity securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will

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be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the

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Notes to Financial Statements	(Cont.)

protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, futures contracts may expose the Portfolio to leverage risk, liquidity risk, market volatility, and margin requirements.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and

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limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties.

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Notes to Financial Statements	(Cont.)

Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

38	PIMCO EQUITY SERIES VIT

June 30, 2026	(Unaudited)

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class		Advisor Class
0.30%	0.31%	0.31%	*	0.31%

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2026.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is allowed to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”) pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class*	—	0.15%

Advisor Class	0.25%	—

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2026.

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2026, the amount waived and/or reimbursed was $57,488.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	39

Notes to Financial Statements	(Cont.)

PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$67	$82	$92	$241

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$71,538	$69,445	$100,985	$57,550

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2026 (Unaudited)		Year Ended 12/31/2025

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	24	$229	109	$906

Advisor Class	143	1,279	359	2,797
Issued as reinvestment of distributions

Institutional Class	669	5,691	188	1,587

Advisor Class	2,872	23,594	814	6,663
Cost of shares redeemed

Institutional Class	(324)	(3,032)	(491)	(4,124)

Advisor Class	(1,576)	(14,419)	(3,662)	(29,602)

Net increase (decrease) resulting from Portfolio share transactions	1,808	$13,342	(2,683)	$(21,773)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

40	PIMCO EQUITY SERIES VIT

June 30, 2026	(Unaudited)

As of June 30, 2026, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 92% of the Portfolio. The shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$197,283	$3,449	$(3,173)	$276

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	41

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.

BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	COP	Colombian Peso	PLN	Polish Zloty

BRL	Brazilian Real	EUR	Euro	SGD	Singapore Dollar

CAD	Canadian Dollar	GBP	British Pound	THB	Thai Baht

CHF	Swiss Franc	JPY	Japanese Yen	TWD	Taiwanese Dollar

CLP	Chilean Peso	KRW	South Korean Won	USD (or $)	United States Dollar

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

CME	Chicago Mercantile Exchange	ICE	Intercontinental Exchange®	SFE	Sydney Futures Exchange

Index/Spread Abbreviations:

CAONREPO	Canadian Overnight Repo Rate Average	S&P 500	Standard & Poor’s 500 Index	SONIA	Sterling Overnight Interbank Average Rate

EAFE	Europe, Australasia, and Far East Stock Index	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate

IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index	TSFR1M	Term SOFR 1-Month

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security

CHILIBOR	Chile Interbank Offered Rate	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD	To-Be-Determined

DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit	WIBOR	Warsaw Interbank Offered Rate

42	PIMCO EQUITY SERIES VIT

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO StocksPLUS® Global Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0410	$0.0000	$0.0000	$0.0410

June 2026	$0.0614	$0.0000	$0.0000	$0.0614

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.0365	$0.0000	$0.0000	$0.0365

June 2026	$0.0559	$0.0000	$0.0000	$0.0559

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|JUNE 30, 2026	43

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

44	PIMCO EQUITY SERIES VIT

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|JUNE 30, 2026	45

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

46	PIMCO EQUITY SERIES VIT

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Equity Series VIT.

pimco.com/pvit

PSVTSTOCKSFSTMSAR_063026

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	August 31, 2026

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	August 31, 2026